Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 19	£ 22	[1]	£ 21	[1]
Accumulated non-controlling interests of the subsidiary	160	151
Total assets	281,702	283,372		314,765
Total liabilities	265,685	267,463		298,560
Profit for the year	733	1,146	[1]	1,302	[1]
Total comprehensive income for the year	395	1,549	[1]	£ 980	[1]
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	19	22
Accumulated non-controlling interests of the subsidiary	160	151
Dividends paid to non-controlling interests	12	22
Total assets	3,228	3,289
Total liabilities	2,905	2,987
Profit for the year	40	43
Total comprehensive income for the year	£ 40	£ 43

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.